Revenue from Contract with Customers	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Revenue from Contract with Customers [Abstract]
REVENUE FROM CONTRACT WITH CUSTOMERS

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the six months ended September 30, 2025 and ended September 30, 2024:

Disaggregated revenue information	For the 6 months period ended September 30, 2025	For the 6 months period ended September 30, 2024
	(In USD)	(In USD)
Types services
Subscription Income	8,378,895	7,451,974
Carriage/Placement fees	4,695,452	3,189,167
Advertisement Income	278,991	151,250
Unbilled Revenue	720,000	1,122,856
Device activation fees	229,283	98,296

Total revenue from contract with customers	14,302,622	12,013,543

Timing of revenue recognition
Product transferred at point in time	-	-
Services transferred over time	14,302,622	12,013,543
	14,302,622	12,013,543

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

	For the 6 months period ended September 30, 2025	For the 6 months period ended September 30, 2024
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$3,752,409	$3,537,193
Receivables, acquired in a business combination		—

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the year ended March 31, 2025, for the year ended March 31, 2024 and for the year ended March 31, 2023:

Disaggregated revenue information	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Types of services:
Subscription income	$14,305,443	$14,955,197	$13,930,887
Carriage/placement fees	6,585,138	5,410,248	3,406,204
Advertisement income	549,903	556,582	1,413,553
Device activation fees	151,728	151,960	257,540
Fiber use revenue	—	289,788	—
Consultancy services	1,093,855	—	—
Unbilled eevenue	441,852	—	—
Total revenue from customers	$23,127,919	$21,363,775	$19,008,184
Timing of revenue recognition
Services transferred over time	$23,127,919	$21,363,775	$19,008,184
Total	$23,127,919	$21,363,775	$19,008,184

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Receivables, which are included in ‘trade receivables, net	$3,352,455	$3,682,302	$1,831,724

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.

The Company has modified its earlier arrangement with its erstwhile partner and has simultaneously acquired controlling stake in Sri Sai, vide the modification agreement and the share purchase agreement. The modification effective date is April 1, 2022, and the acquisition effective date is also April 1, 2022. In pursuant with the modification agreement, the Company has acquired Sri Sai, an active MSO licensed company performing obligations as provided in the customer contracts and providing distinct telecast/streaming services to its subscribers.

For the year ended March 31, 2025, March 31, 2024 and March 31, 2023, the revenue from operational activity is recorded as Revenue from Contract with Customers, as per the IFRS 15. The five steps mentioned in the IFRS 15 are met and satisfied by its business operation of providing streaming cable services to its subscriber base (the five steps in IFRS are: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when the entity satisfies a performance obligation).